Assets pledged and collateral	6 Months Ended
Jun. 30, 2023
Assets pledged and collateral
24 Assets pledged and collateral
The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.
Assets pledged
end of	6M23		2022
CHF million
Total assets pledged or assigned as collateral	113,063	[1]	63,111
of which encumbered	14,501		25,445
1 Includes Swiss mortgages pledged to SNB in connection with the Emergency Liquidity Assistance (ELA) facility.
Collateral
The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	6M23	2022
CHF million
Fair value of collateral received with the right to sell or repledge	91,345	150,198
of which sold or repledged	32,009	75,819